Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
ASSETS
Cash and cash equivalents	$ 133,472	$ 193,099	$ 81,751
Restricted cash and cash equivalents	1,501	1,501	3,343
Accounts receivable, net of allowance of $1,983, $1,777, and $1,363 at September 30, 2011, June 30, 2011, and June 30, 2010 respectively	214,388	96,235	71,184
Inventories, net	18,427	30,554	26,193
Current portion of deferred tax asset	7,799	7,175	4,672
Prepaid expenses	13,232	10,424	8,849
Other current assets	17,899	9,111	7,286
Total current assets	406,718	348,099	203,278
Property and equipment, net	58,148	46,625	24,260
Capitalized software development costs, net	24,408	24,386	16,453
Capitalized curriculum development costs, net	56,424	55,619	39,860
Deferred tax asset, net of current portion			5,912
Intangible assets, net	37,435	38,291	14,081
Goodwill	66,668	55,627	1,825
Investment in Web International	10,000	10,000
Deposits and other assets	2,515	3,448	2,213
Total assets	662,316	582,095	307,882
LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND EQUITY
Accounts payable	31,850	21,176	12,691
Accrued liabilities	19,025	14,126	8,840
Accrued compensation and benefits	16,474	13,086	10,563
Deferred revenue	63,257	21,907	9,593
Current portion of capital lease obligations	15,101	11,914	10,996
Current portion of notes payable	1,116	1,443	1,251
Total current liabilities	146,823	83,652	53,934
Deferred rent, net of current portion	5,056	4,698	1,782
Capital lease obligations, net of current portion	15,710	8,552	7,710
Notes payable, net of current portion	1,923	2,299	655
Deferred tax liability	11,818	9,604
Other long term liabilities	3,242	3,343	435
Total liabilities	184,572	112,148	64,516
Commitments and contingencies
Redeemable noncontrolling interest	17,200	17,200	17,374
Equity:
Common stock, par value $0.0001; 100,000,000 shares authorized; 36,277,533, 35,927,452 and 30,441,412 shares issued and outstanding at September 30, 2011, June 30, 2011, and June 30, 2010 respectively	4	4	3
Additional paid-in capital	515,330	512,181	361,344
Accumulated other comprehensive income	110	28
Accumulated deficit	(122,104)	(126,704)	(139,496)
Total K12 Inc. stockholders' equity	456,452	448,621	221,851
Noncontrolling interest	4,092	4,126	4,141
Total equity	460,544	452,747	225,992
Total liabilities, redeemable noncontrolling interest and equity	662,316	582,095	307,882
Series A Special Stock [Member]
Equity:
Series A Special Stock, par value $0.0001; 2,750,000 issued and outstanding at September 30, 2011 and June 30, 2011 and 0 shares issued and outstanding at June 30, 2010	$ 63,112	$ 63,112